Repurchase Agreements:	12 Months Ended
Dec. 31, 2012
Repurchase Agreements: [Abstract]
Repurchase Agreements:
(8)	Repurchase Agreements:

In 2006, the Company enhanced its cash management product line to include an automated sweep of excess funds from checking accounts to repurchase accounts, allowing interest to be paid on excess funds remaining in checking accounts of business and municipal customers. Repurchase balances are overnight borrowings from customers and are not FDIC insured. In addition, the Company has entered into two long term repurchase agreements with third parties.

At December 31, 2012, the Company provided investment securities with a market value and book value of $44.6 million as collateral for repurchase agreements. The maximum repurchase balances outstanding during the twelve month periods ending December 31, 2012, and December 31, 2011, was $52.5 million and $46.7 million, respectively.

At December 31, 2012, and December 31, 2011, the respective cost and maturities of the Company’s repurchase agreements are as follows:

2012
Third Party	Balance	Average Cost	Maturity	Comments
Deutsch Bank	$10,000	4.28%	9/05/2014	Quarterly callable
Merrill Lynch	6,000	4.36%	9/18/2016	Quarterly callable
Various customers	27,508	1.08%		Overnight

Total	$43,508	2.35%

2011
Third Party	Balance	Average Cost	Maturity	Comments
Deutsch Bank	$10,000	4.28%	9/05/2014	Quarterly callable
Merrill Lynch	6,000	4.36%	9/18/2016	Quarterly callable
Various customers	27,080	0.88%		Overnight

Total	$43,080	2.15%